Income Taxes - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors	10.00%	10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong	5.00%	5.00%
Statutory withholding tax rate for capital gains	10.00%	10.00%
Net losses deriving from entities in the PRC, Hong Kong and Japan	¥ 16.6				$ 2,600
Accrued withholding tax	1.9	$ 284
Undistributed earnings no withholding tax has accrued	¥ 165.5				$ 26,000
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%
Net operating loss carryforward period	10 years	10 years
PRC
Income Taxes [Line Items]
Net operating loss carryforward period	5 years	5 years
Net operating loss carryforwards begins to expire	2022	2022
Japan
Income Taxes [Line Items]
Net operating loss carryforward period	9 years	9 years
Baidu HK
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Baidu Japan
Income Taxes [Line Items]
Income tax rate	31.00%	31.00%	31.00%	31.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise | Expiration Period Two
Income Taxes [Line Items]
Tax holiday, expiration year	2022	2022
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise | Expiration Period Three
Income Taxes [Line Items]
Tax holiday, expiration year	2023	2023